JPMorgan Small Cap Growth Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
RUSSELL 2000 GROWTH INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.15%	6.86%	8.09%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	6.54%	4.16%	9.07%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.33%	2.90%	7.38%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.92%	3.18%	7.01%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	10.84%	4.76%	9.21%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	12.73%	5.56%	9.93%